Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Investments in Associates and Joint Ventures

(CAD$ in millions)	NuevaUnión	Other	Total
At January 1, 2016	$959	$58	$1,017
Contributions	13	8	21
Changes in foreign exchange rates	(28)	(1)	(29)
Share of income	2	—	2
Share of other comprehensive income	—	1	1

At December 31, 2016	$946	$66	$1,012
Contributions	43	4	47
Changes in foreign exchange rates	(64)	1	(63)
Share of income	4	2	6
Share of other comprehensive income	—	(1)	(1)
Acquisition of AQM Copper Inc.	—	(58)	(58)

At December 31, 2017	$929	$14	$943